Average Annual Total Returns ((Delaware Group Global & International Funds))	0 Months Ended
Mar. 29, 2013
(Delaware Emerging Markets Fund) | MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.63%
5 Years	(0.61%)
10 Years	16.89%
(Delaware Emerging Markets Fund) | MSCI Emerging Markets Index (net) (reflects no deduction for fees or expense
Average Annual Return:
1 Year	18.22%
5 Years	(0.92%)
10 Years	16.52%
(Delaware Emerging Markets Fund) | Class A
Average Annual Return:
1 Year	9.65%
5 Years	(2.01%)
10 Years	16.07%
(Delaware Emerging Markets Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	9.62%
5 Years	(2.35%)
10 Years	14.42%
(Delaware Emerging Markets Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	6.53%
5 Years	(1.77%)
10 Years	14.04%
(Delaware Emerging Markets Fund) | Class B
Average Annual Return:
1 Year	11.56%
5 Years	(1.98%)
10 Years	16.05%
(Delaware Emerging Markets Fund) | Class C
Average Annual Return:
1 Year	14.50%
5 Years	(1.57%)
10 Years	15.88%
(Delaware Emerging Markets Fund) | Institutional Class
Average Annual Return:
1 Year	16.72%
5 Years	(0.59%)
10 Years	17.05%
(Delaware Emerging Markets Fund) | Class R
Average Annual Return:
Label	(lifetime: 8/31/09–12/31/12)
1 Year	16.01%
5 Years
Lifetime	7.91%
(Delaware Focus Global Growth Fund) | MSCI World Index (net) (reflects no deduction for fees or expenses)
Average Annual Return:
1 Year	15.83%
Lifetime	12.26%
(Delaware Focus Global Growth Fund) | MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.54%
Lifetime	12.90%
(Delaware Focus Global Growth Fund) | Class A
Average Annual Return:
Label	(lifetime: 12/29/08–12/31/12)
1 Year	10.81%
Lifetime	19.34%
(Delaware Focus Global Growth Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	10.81%
Lifetime	18.26%
(Delaware Focus Global Growth Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	7.03%
Lifetime	16.37%
(Delaware Focus Global Growth Fund) | Class C
Average Annual Return:
Label	(lifetime: 12/29/10–12/31/12)
1 Year	15.67%
Lifetime	6.03%
(Delaware Focus Global Growth Fund) | Institutional Class
Average Annual Return:
Label	(lifetime: 12/29/08–12/31/12)
1 Year	17.90%
Lifetime	21.27%
(Delaware Focus Global Growth Fund) | Class R
Average Annual Return:
Label	(lifetime 12/29/10–12/31/12)
1 Year	17.33%
Lifetime	6.56%
(Delaware Global Value Fund) | MSCI World Index (net) (reflects no deduction for fees or expenses)
Average Annual Return:
1 Year	15.83%
5 Years	(1.18%)
10 Years	7.51%
(Delaware Global Value Fund) | MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.54%
5 Years	(0.60%)
10 Years	8.08%
(Delaware Global Value Fund) | Class A
Average Annual Return:
1 Year	6.94%
5 Years	(3.18%)
10 Years	8.75%
(Delaware Global Value Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	6.84%
5 Years	(3.31%)
10 Years	7.98%
(Delaware Global Value Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.82%
5 Years	(2.65%)
10 Years	7.75%
(Delaware Global Value Fund) | Class B
Average Annual Return:
1 Year	8.48%
5 Years	(3.18%)
10 Years	8.75%
(Delaware Global Value Fund) | Class C
Average Annual Return:
1 Year	11.60%
5 Years	(2.75%)
10 Years	8.60%
(Delaware Global Value Fund) | Institutional Class
Average Annual Return:
1 Year	13.72%
5 Years	(1.78%)
10 Years	9.68%
(Delaware International Value Equity Fund) | MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.90%
5 Years	(3.22%)
10 Years	8.70%
(Delaware International Value Equity Fund) | MSCI EAFE Index (net) (reflects no deduction for fees or expenses)
Average Annual Return:
1 Year	17.31%
5 Years	(3.69%)
10 Years	8.21%
(Delaware International Value Equity Fund) | Class A
Average Annual Return:
1 Year	8.20%
5 Years	(4.46%)
10 Years	6.78%
(Delaware International Value Equity Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	7.99%
5 Years	(4.65%)
10 Years	5.94%
(Delaware International Value Equity Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.61%
5 Years	(3.69%)
10 Years	5.99%
(Delaware International Value Equity Fund) | Class B
Average Annual Return:
1 Year	9.94%
5 Years	(4.43%)
10 Years	6.81%
(Delaware International Value Equity Fund) | Class C
Average Annual Return:
1 Year	12.96%
5 Years	(4.01%)
10 Years	6.67%
(Delaware International Value Equity Fund) | Institutional Class
Average Annual Return:
1 Year	15.11%
5 Years	(3.04%)
10 Years	7.73%
(Delaware International Value Equity Fund) | Class R
Average Annual Return:
Label	(lifetime: 6/2/03–12/31/12)
1 Year	14.44%
5 Years	(3.52%)
Lifetime	6.26%
(Delaware Macquarie Global Infrastructure Fund) | S&P Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	11.89%
Lifetime	4.84%
(Delaware Macquarie Global Infrastructure Fund) | Class A
Average Annual Return:
Label	(lifetime: 1/19/10–12/31/12)
1 Year	6.99%
Lifetime	4.14%
(Delaware Macquarie Global Infrastructure Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	5.97%
Lifetime	3.61%
(Delaware Macquarie Global Infrastructure Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.30%
Lifetime	3.51%
(Delaware Macquarie Global Infrastructure Fund) | Class C
Average Annual Return:
Label	(lifetime: 1/19/10–12/31/12)
1 Year	11.66%
Lifetime	5.44%
(Delaware Macquarie Global Infrastructure Fund) | Institutional Class
Average Annual Return:
Label	(lifetime: 12/31/09–12/31/12)
1 Year	13.68%
Lifetime	7.31%
(Delaware Macquarie Global Infrastructure Fund) | Class R
Average Annual Return:
Label	(lifetime: 1/19/10–12/31/12)
1 Year	13.10%
Lifetime	5.94%